OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Non-current portion of ore stockpiles (Note 18)	$ 167.3	$ 149.4
Income tax recoverable and installments	6.9	2.8
Tax credits recoverable	70.6	77.4
Advances, deposits and prepaids	67.4	64.1
Other	4.1	5.0
Other non-financial assets	316.3	298.7
Current	113.3	96.1
Non-current	$ 203.0	$ 202.6